DETAILS OF CASH FLOWS - Cash and cash equivalents (Details) - CAD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
DETAILS OF CASH FLOWS
Cash	$ 127,091	$ 401,954
Short-term deposits	7,990	559
Total cash and cash equivalents	$ 135,081	$ 402,513	$ 831,280